Property And Equipment, Net - Schedule of Property Plant and Equipment,Net (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 20,437	$ 18,453	$ 11,419
Less: accumulated depreciation	(6,095)	(4,379)	(2,310)
Property and equipment, net	14,342	14,074	9,109
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	18,048	16,512	9,984
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,747	1,438	892
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	495	356	397
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81	81	81
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 66	$ 66	$ 65